UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Ergates Capital Management, LLC

Address:  1525-B The Greens Way
          Jacksonville Beach, FL 32250

13F File Number: 028-11836

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason S. Atkins
Title:    Managing Member
Phone:    (904) 543-7230

Signature, Place and Date of Signing:


/s/ Jason S. Atkins         Jacksonville Beach, Florida        May 15, 2007
-----------------------     ---------------------------   ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $339,270
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number     Name

1.        028-12030                Ergon Capital LP
2.        028-12032                Ergon Capital Offshore Fund, Ltd.

          --------------------     ------------------------------

                                                     FORM 13F INFORMATION TABLE
                                                             Value    SHRS OR   Sh/ Put/    Investment    Other  Voting Authority
       Name of Issuer          Title of Class    Cusip      (x 1000)  PRN AMT   Prn Call    Discretion    Mngrs  Sole Shared    None
APPLE INC                      COM              37833100        16          173 Sh        SHARED-DEFINED    1, 2              173
ABB LTD                        SPONSORED ADR    000375204   20,083    1,169,000 Sh        SHARED-DEFINED    1, 2        1,169,000
AGRIUM INC                     COM              008916108    1,418       37,000 Sh        SHARED-DEFINED    1, 2           37,000
ALVARION LTD                   SHS              M0861T100   23,823    2,959,337 Sh        SHARED-DEFINED    1, 2        2,959,337
APOLLO GROUP INC               CL A             037604105    3,544       80,735 Sh        SHARED-DEFINED    1, 2           80,735
A S V INC                      COM              001963107      153       10,000 Sh        SHARED-DEFINED    1, 2           10,000
BIG LOTS INC                   COM              089302103    2,374       75,900 Sh  Put   SHARED-DEFINED    1, 2           75,900
BLUE COAT SYSTEMS INC          COM NEW          09534T508   71,073    1,935,000 Sh        SHARED-DEFINED    1, 2        1,935,000
BRISTOW GROUP INC              COM              110394103    5,650      155,000 Sh        SHARED-DEFINED    1, 2          155,000
COUNTRYWIDE FINANCIAL CORP     COM              222372104    7,064      210,000 Sh        SHARED-DEFINED    1, 2          210,000
SEACOR HOLDINGS INC            COM              811904101      828        8,415 Sh        SHARED-DEFINED    1, 2            8,415
CLEARWIRE CORP                 CL A             185385309      205       10,000 Sh        SHARED-DEFINED    1, 2           10,000
CHIQUITA BRANDS INTL INC       COM              170032809   23,220    1,656,200 Sh        SHARED-DEFINED    1, 2        1,656,200
DELL INC                       COM              24702R101      747       32,188 Sh        SHARED-DEFINED    1, 2           32,188
DOWNEY FINL CORP               COM              261018105    7,422      115,000 Sh        SHARED-DEFINED    1, 2          115,000
EBAY INC                       COM              278642103      365       11,000 Sh        SHARED-DEFINED    1, 2           11,000
ELECTRONIC ARTS INC            COM              285512109    4,099       81,400 Sh        SHARED-DEFINED    1, 2           81,400
FLORIDA EAST COAST INDS        COM              340632108    9,341      149,000 Sh        SHARED-DEFINED    1, 2          149,000
FLORIDA ROCK INDS INC          COM              341140101      831       12,349 Sh        SHARED-DEFINED    1, 2           12,349
FORCE PROTECTION INC           COM NEW          345203202   10,262      546,989 Sh        SHARED-DEFINED    1, 2          546,989
FUEL TECH INC                  COM              359523107    3,426      139,000 Sh        SHARED-DEFINED    1, 2          139,000
HEELYS INC                     COM              42279M107    5,135      175,000 Sh        SHARED-DEFINED    1, 2          175,000
HOLOGIC INC                    COM              436440101      951       16,500 Sh  Put   SHARED-DEFINED    1, 2           16,500
HORNBECK OFFSHORE SVCS INC N   COM              440543106    6,405      223,564 Sh        SHARED-DEFINED    1, 2          223,564
MGIC INVT CORP WIS             COM              552848103    7,365      125,000 Sh        SHARED-DEFINED    1, 2          125,000
NOKIA CORP                     SPONSORED ADR    654902204    7,953      347,000 Sh        SHARED-DEFINED    1, 2          347,000
NUTRI SYS INC NEW              COM              67069D108   13,234      252,500 Sh        SHARED-DEFINED    1, 2          252,500
ODYSSEY HEALTHCARE INC         COM              67611V101    2,771      211,051 Sh        SHARED-DEFINED    1, 2          211,051
TURBOCHEF TECHNOLOGIES INC     COM NEW          900006206   44,229    2,905,977 Sh        SHARED-DEFINED    1, 2        2,905,977
RINKER GROUP LTD               SPONSORED ADR    76687M101      728       10,000 Sh        SHARED-DEFINED    1, 2           10,000
TEMPLE INLAND INC              COM              879868107   30,874      516,800 Sh  Put   SHARED-DEFINED    1, 2          516,800
TJX COS INC NEW                COM              872540109    1,102       40,865 Sh        SHARED-DEFINED    1, 2           40,865
TLC VISION CORP                COM              872549100   10,274    1,938,563 Sh        SHARED-DEFINED    1, 2        1,938,563
VOLT INFORMATION SCIENCES IN   COM              928703107    4,269      163,000 Sh        SHARED-DEFINED    1, 2          163,000
WASHINGTON MUT INC             COM              939322103    7,268      180,000 Sh        SHARED-DEFINED    1, 2          180,000
WAL MART STORES INC            COM              931142103      376        8,000 Sh        SHARED-DEFINED    1, 2            8,000
ZALE CORP NEW                  COM              988858106      392       14,851 Sh        SHARED-DEFINED    1, 2           14,851

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